FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2019
FAIR VALUE OF FINANCIAL INSTRUMENTS [Abstract]
Schedule of Fair Value Measurements
The following table present assets measured at fair value on a recurring basis as of December 31, 2019:

	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Assets:
Derivative assets	$-	$73	$-	$73

Total financial assets	$-	$73	$-	$73

The following table present assets and liabilities measured at fair value on a recurring basis as of December 31, 2018:

	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Assets:
Derivative assets	$-	$871	$-	$871

Total financial assets	$-	$871	$-	$871

Liabilities:
Derivative liabilities	-	153	-	153
Convertible debt	15,453	-	-	15,453

Total financial liabilities	$15,453	$153	$-	$15,606